Fair value of financial assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	R$ 98,716,735	R$ 79,068,604	R$ 78,319,960
Customer deposits (note 17)	285,344,281	258,482,156	231,079,303
Marketable debt securities (note 18)	74,626,232	70,247,012	99,842,955
Subordinated liabilities (note 19)	9,885,607	519,230	466,246
Debt Instruments Eligible to Compose Capital (note 20)	9,779,944	8,436,901	8,311,918
Other financial liabilities (note 21)	49,782,780	44,260,735	36,879,099
Total	528,135,579	461,014,638	454,899,481
Fair Value
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	98,713,988	79,068,564	78,323,271
Customer deposits (note 17)	285,417,696	258,576,177	231,125,526
Marketable debt securities (note 18)	74,783,289	70,245,820	99,671,288
Subordinated liabilities (note 19)	9,853,157	528,799	452,439
Debt Instruments Eligible to Compose Capital (note 20)	9,782,373	8,436,901	8,311,918
Other financial liabilities (note 21)	49,782,780	43,003,735	35,622,099
Total	528,333,283	459,859,996	453,506,541
Level 1
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	0	0	0
Customer deposits (note 17)	0	0	0
Marketable debt securities (note 18)	0	0	0
Subordinated liabilities (note 19)	0	0	0
Debt Instruments Eligible to Compose Capital (note 20)	0	0	0
Other financial liabilities (note 21)	0	0	0
Total	0	0	0
Level 2
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	98,713,988	0	0
Customer deposits (note 17)	285,417,696	0	0
Marketable debt securities (note 18)	4,599,204	2,000,552	7,321,870
Subordinated liabilities (note 19)	9,853,157	0	0
Debt Instruments Eligible to Compose Capital (note 20)	9,782,373	8,436,901	8,311,918
Other financial liabilities (note 21)	0	0	0
Total	408,366,418	10,437,453	15,633,788
Level 3
Financial liabilities at amortized cost:
Deposits from Bacen and credit institutions (note 16)	0	79,068,564	78,323,271
Customer deposits (note 17)	0	258,576,177	231,125,526
Marketable debt securities (note 18)	70,184,085	68,245,268	92,349,418
Subordinated liabilities (note 19)	0	528,799	452,439
Debt Instruments Eligible to Compose Capital (note 20)	0	0	0
Other financial liabilities (note 21)	49,782,780	43,003,735	35,622,099
Total	R$ 119,966,865	R$ 449,422,543	R$ 437,872,753